Property and Equipment	12 Months Ended
Sep. 27, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property and Equipment
Balances of major classes of property and equipment were as follows (in millions):

	September 27, 2015	September 28, 2014
Land	$151	$139
Buildings and leasehold improvements	3,116	2,628
Capitalized real estate leases	81	81
Fixtures and equipment	2,330	2,099
Construction in progress and equipment not yet in service	176	362
Property and equipment, gross	5,854	5,309
Less accumulated depreciation and amortization	(2,691)	(2,386)
Property and equipment, net of accumulated depreciation and amortization	$3,163	$2,923

Depreciation and amortization expense related to property and equipment totaled approximately $422 million, $360 million and $324 million for fiscal years 2015, 2014 and 2013, respectively. During fiscal year 2015, asset impairment charges related to property and equipment totaled approximately $48 million primarily related to locations as discussed in Note 3, Fair Value Measurements. Asset impairment charges related to property and equipment were not material in fiscal year 2014. Development costs of new locations totaled approximately $516 million, $447 million and $339 million in fiscal years 2015, 2014 and 2013, respectively. Construction accruals related to development sites, remodels, and expansions were included in the “Other current liabilities” line item on the Consolidated Balance Sheets and totaled approximately $54 million and $116 million at September 27, 2015 and September 28, 2014, respectively.